UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenhaven Associates, Inc.
Address:  Three Manhattanville Road
          Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matt A. Greenberg
Title:   Executive Vice President
Phone:   (914) 253-9362

Signature, Place, and Date of Signing:

   /s/ Matt A. Greenberg    Purchase, NY    02/02/00
   ---------------------    ------------    --------
        [Signature]         [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name

     28-                     Soros Fund Management LLC
     ---------------         -------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                          -----------
Form 13F Information Table Entry Total:    104
                                          -----------
Form 13F Information Table Value Total:  $ 1,090,761
                                          -----------
                                          (thousands)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.    Form 13F File Number    Name

            28-                     Soros Fund Management LLC
    ---     ----------              -------------------------
     [Repeat as necessary.]


                                     COL 2      COL 3        COL 4      COLUMN 5          COL 6                   COLUMN 7
                                    --------  ---------      -----      --------    -------------------   ------------------------
               COLUMN 1             TITLE OF                 VALUE      PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
            NAME OF ISSUER           CLASS      CUSIP        $000        AMOUNT       SOLE      OTHER          SOLE       NONE
---------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA) ...................   COMMON   013817101      16,814     202,575           0     202,575           0     202,575
Abitibi-Consolidated (ABY) .......   COMMON   003924107      36,121   3,041,786     328,500   2,713,286     328,500   2,713,286
Associates First Capital (AFS) ...   COMMON   046008108       1,687      61,500           0      61,500           0      61,500
Agribrands Intl (AGX) ............   COMMON   00849R105       3,068      66,700           0      66,700           0      66,700
Alcan Aluminum (AL) ..............   COMMON   013716105       1,138      27,500           0      27,500           0      27,500
American Financial Holdings (AMFH)   COMMON   026075101         383      30,500           0      30,500           0      30,500
AMR Corporation (AMR) ............   COMMON   001765106       4,811      71,800           0      71,800           0      71,800
Morgan Stanley Asia Pac (APF) ....   COMMON   61744U106       5,814     492,200      20,000     472,200      20,000     472,200
Allengheny Technologies (ATI) ....   COMMON   01741R102         871      38,800           0      38,800           0      38,800
Boeing Company (BA) ..............   COMMON   097023105         663      16,000           0      16,000           0      16,000
BICC General (BGC) ...............   COMMON   369300108       3,505     463,500     257,500     206,000     257,500     206,000
Bowater Inc (BOW) ................   COMMON   102183100       1,629      30,000           0      30,000           0      30,000
Bear Stearns Companies (BSC) .....   COMMON   073902108       2,492      58,300           0      58,300           0      58,300
Borg-Warner (BWA) ................   COMMON   099724106       2,276      56,200           0      56,200           0      56,200
Beazer Homes (BZH) ...............   COMMON   07556Q105       8,182     425,037     100,500     324,537     100,500     324,537
Caterpillar Inc. (CAT) ...........   COMMON   149123101       1,412      30,000           0      30,000           0      30,000
Chicago Bridge & Iron (CBI) ......   COMMON   N19808109       3,345     243,300     157,800      85,500     157,800      85,500
Century Aluminum (CENX) ..........   COMMON   156431108      12,920     861,300     436,300     425,000     436,300     425,000
Charter One Financial (CF) .......   COMMON   160903100         532      27,800           0      27,800           0      27,800
Chyron Corp (CHY) ................   COMMON   171605207          30      20,000      20,000           0      20,000           0
CIT Group (CIT) ..................   COMMON   125577106      82,622   3,911,098     573,500   3,337,598     573,500   3,337,598
Cleveland Cliffs (CLF) ...........   COMMON   185896107       9,458     303,819      35,500     268,319      35,500     268,319
Mack-Cali Realty Corp (CLI) ......   COMMON   554489104      13,829     530,600           0     530,600           0     530,600
Chase Manhattan (CMB) ............   COMMON   16161A108       1,694      21,800           0      21,800           0      21,800
CNF Transportation Inc (CNF) .....   COMMON   12612W104       4,216     122,200           0     122,200           0     122,200
Cantel Industries (CNTL) .........   COMMON   138098108         143      30,000      30,000           0      30,000           0
Cornerstone Properties (CPP) .....   COMMON   21922H103       1,454      99,400           0      99,400           0      99,400
Chiquita Brands (CQB) ............   COMMON   170032106       3,232     680,500     147,500     533,000     147,500     533,000
Centex Corp (CTX) ................   COMMON   152312104      58,769   2,380,500     326,400   2,054,100     326,400   2,054,100
Delta Air Lines (DAL) ............   COMMON   247361108       2,252      45,200           0      45,200           0      45,200
Deere & Company (DE) .............   COMMON   244199105      47,978   1,106,117      46,900   1,059,217      46,900   1,059,217
COLUMN TOTAL .....................                         333,338



                                     COL 2      COL 3        COL 4      COLUMN 5          COL 6                   COLUMN 7
                                    --------  ---------      -----      --------    -------------------   ------------------------
               COLUMN 1             TITLE OF                 VALUE      PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
            NAME OF ISSUER           CLASS      CUSIP        $000        AMOUNT       SOLE      OTHER          SOLE       NONE
---------------------------------------------------------------------------------------------------------------------------------

Quest Diagnostics (DGX) ..........   COMMON   74834L100       2,286      74,800           0      74,800           0      74,800
Delphi Automotive Systems (DPH) ..   COMMON   247126105          53       3,356           0       3,356           0       3,356
Equity Office Properties (EOP) ...   COMMON   294741103         665      27,000           0      27,000           0      27,000
Energy Partners LP (EOT) .........   COMMON   294103106         455      35,000      17,500      17,500      17,500      17,500
Exide Corporation (EX) ...........   COMMON   302051107         835     100,500      60,500      40,000      60,500      40,000
Ford Motor (F) ...................   COMMON   345370100       3,958      74,250           0      74,250           0      74,250
Fresh Del Monte (FDP) ............   COMMON   G36738105       3,728     414,200     182,900     231,300     182,900     231,300
Foundation Health Systems (FHS) ..   COMMON   350404109       1,072     107,900           0     107,900           0     107,900
Federated Investors (FII) ........   COMMON   314211103         201      10,000           0      10,000           0      10,000
Fleetwood Enterprises (FLE) ......   COMMON   339099103       1,075      52,100           0      52,100           0      52,100
Finlay Enterprises (FNLY) ........   COMMON   317884203       3,064     211,300     211,300           0     211,300           0
JetForm Corp (FORM) ..............   COMMON   477155105         100      20,000      20,000           0      20,000           0
Genesis Energy LP (GEL) ..........   COMMON   371927104       1,530     189,800     128,800      61,000     128,800      61,000
General Motors (GM) ..............   COMMON   370442105      83,114   1,143,447           0   1,143,447           0   1,143,447
GATX Corp (GMT) ..................   COMMON   361448103      70,893   2,100,544     312,300   1,788,244     312,300   1,788,244
Gulf Canada (GOU) ................   COMMON   40218L305       2,256     668,500     215,000     453,500     215,000     453,500
Goodyear Tire Rubber (GT) ........   COMMON   382550101      24,162     861,000           0     861,000           0     861,000
Home Base (HBI) ..................   COMMON   43738E108         107      35,000           0      35,000           0      35,000
Heller Financial (HF) ............   COMMON   423328103      29,464   1,468,600     112,000   1,356,600     112,000   1,356,600
Hartford Financial (HIG) .........   COMMON   416515104       2,412      50,910           0      50,910           0      50,910
Horace Mann Educators (HMN) ......   COMMON   440327104         716      36,500           0      36,500           0      36,500
Starwood Hotels (HOT) ............   COMMON   855905204         140       5,955           0       5,955           0       5,955
Hovnanian Enterprises (HOV) ......   COMMON   442487203          64      10,000           0      10,000           0      10,000
HS Resources (HSE) ...............   COMMON   404297103       2,498     144,800           0     144,800           0     144,800
IBM (IBM) ........................   COMMON   459200101       5,056      46,870           0      46,870           0      46,870
International Flavors (IFF) ......   COMMON   459506101         583      15,500           0      15,500           0      15,500
Intl Game Technology (IGT) .......   COMMON   459902102       1,036      51,000           0      51,000           0      51,000
Kelly Serivces Inc. (KELYA) ......   COMMON   488152208         239       9,500           0       9,500           0       9,500
Kaiser Aluminum (KLU) ............   COMMON   483007100         423      55,000           0      55,000           0      55,000
Lennar Corporation (LEN) .........   COMMON   526057104      14,742     907,200           0     907,200           0     907,200
Limited (LTD) ....................   COMMON   532716107       2,789      64,400           0      64,400           0      64,400
COLUMN TOTAL .....................                          259,716



                                     COL 2      COL 3        COL 4      COLUMN 5          COL 6                   COLUMN 7
                                    --------  ---------      -----      --------    -------------------   ------------------------
               COLUMN 1             TITLE OF                 VALUE      PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
            NAME OF ISSUER           CLASS      CUSIP        $000        AMOUNT       SOLE      OTHER          SOLE       NONE
---------------------------------------------------------------------------------------------------------------------------------

Manpower (MAN) ...................   COMMON   56418H100      54,585   1,450,774     219,500   1,231,274     219,500   1,231,274
Moore Corp (MCL) .................   COMMON   615785102      24,308   4,009,489   1,010,000   2,999,489   1,010,000   2,999,489
Marcus Corp (MCS) ................   COMMON   566330106         993      73,900      32,900      41,000      32,900      41,000
Methanex Corp (MEOH) .............   COMMON   59151K108       7,033   2,679,086     170,000   2,509,086     170,000   2,509,086
Morrison Knudsen Corp (MK) .......   COMMON   61844A109       1,328     170,000           0     170,000           0     170,000
Morgan Stanley High Yield (MSY) ..   COMMON   61744M104       2,072     187,300           0     187,300           0     187,300
MS Dean Witter Discover (MWD) ....   COMMON   617446448       1,970      13,800           0      13,800           0      13,800
NAB Asset Corp (NABC) ............   COMMON   628712101         101     405,300     131,025     274,275     131,025     274,275
Navistar International (NAV) .....   COMMON   63934E108       3,281      69,800           0      69,800           0      69,800
Nacco Industries (NC) ............   COMMON   629579103         533       9,600           0       9,600           0       9,600
Olsten Corp (OLS) ................   COMMON   681385100      44,437   3,722,500     912,000   2,810,500     912,000   2,810,500
Omega Protein (OME) ..............   COMMON   68210P107         447     143,000     143,000           0     143,000           0
PBOC Holdings (PBOC) .............   COMMON   69316G108       1,102     116,800           0     116,800           0     116,800
Pennsylvania Real Estate (PEI) ...   COMMON   709102107       1,538     105,600           0     105,600           0     105,600
Pulte Corp (PHM) .................   COMMON   745867101      33,208   1,475,900     366,000   1,109,900     366,000   1,109,900
Pope & Talbot (POP) ..............   COMMON   732827100       2,104     131,500      50,000      81,500      50,000      81,500
Primex Technologies (PRMX) .......   COMMON   741597108         288      13,900           0      13,900           0      13,900
Ryder Systems Inc. (R) ...........   COMMON   783549108      81,440   3,332,600     518,300   2,814,300     518,300   2,814,300
Reynolds Metals (RLM) ............   COMMON   761763101       9,984     130,300           0     130,300           0     130,300
Ryland Group (RYL) ...............   COMMON   783764103       2,241      97,173           0      97,173           0      97,173
Steelcase Inc. (SCS) .............   COMMON   858155203         604      50,300      31,100      19,200      31,100      19,200
StanCorp Financial Group (SFG) ...   COMMON   852891100      34,084   1,353,200     392,100     961,100     392,100     961,100
St. Laurent Paperboard (SLW) .....   COMMON   790907109      21,232   1,617,700     493,000   1,124,700     493,000   1,124,700
Snap-On (SNA) ....................   COMMON   833034101      24,575     925,195      89,600     835,595      89,600     835,595
SensorMatic Electronics (SRM) ....   COMMON   817265101       9,592     550,100           0     550,100           0     550,100
Steris Corp (STE) ................   COMMON   859152100       2,202     214,800           0     214,800           0     214,800
Stolt Nielson SA (STLTF) .........   COMMON   L88742108       7,009     491,834           0     491,834           0     491,834
AT&T (T) .........................   COMMON   001957109       1,275      25,100           0      25,100           0      25,100
The Sports Authority (TSA) .......   COMMON   849176102          51      25,725           0      25,725           0      25,725
Tyson Foods (TSN) ................   COMMON   902494103         932      57,350           0      57,350           0      57,350
Texaco (TX) ......................   COMMON   881694103       3,074      56,600           0      56,600           0      56,600
COLUMN TOTAL .....................                          377,625



                                     COL 2      COL 3        COL 4      COLUMN 5          COL 6                   COLUMN 7
                                    --------  ---------      -----      --------    -------------------   ------------------------
               COLUMN 1             TITLE OF                 VALUE      PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
            NAME OF ISSUER           CLASS      CUSIP        $000        AMOUNT       SOLE      OTHER          SOLE       NONE
---------------------------------------------------------------------------------------------------------------------------------

US Home (UH) .....................   COMMON   911920106      37,469   1,267,445     475,700     791,745     475,700     791,745
MediaOne Group (UMG) .............   COMMON   58440J104       3,641      47,400           0      47,400           0      47,400
UnumProvident Corp (UNM) .........   COMMON   91529Y106      35,339   1,102,200           0   1,102,200           0   1,102,200
Union Pacific Resources (UPR) ....   COMMON   907834105         332      26,000           0      26,000           0      26,000
U S Industries (USI) .............   COMMON   912080108         560      40,000           0      40,000           0      40,000
Varian Medical Sys (VAR) .........   COMMON   92220P105      26,154     877,298     108,500     768,798     108,500     768,798
Varian Inc (VARI) ................   COMMON   922206107       5,807     258,098           0     258,098           0     258,098
Varian Semiconductor (VSEA) ......   COMMON   922207105       7,075     208,098           0     208,098           0     208,098
Vertex Communications Corp (VTX) .   COMMON   925320103       1,745      85,100      85,100           0      85,100           0
MCI World Com (WCOM) .............   COMMON   55268B106         631      11,900           0      11,900           0      11,900
York Intl (YRK) ..................   COMMON   986670107       1,328      48,400           0      48,400           0      48,400
COLUMN TOTAL .....................                          120,081
GRAND TOTAL ......................                        1,090,761